Derivatives (Schedule Of Outstanding Derivative Instruments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair Value Of Non Hedge Derivatives Immaterial Assertion	not material
Fair Value, Assets	$ 38.2	$ 44.9
Fair Value, Liabilities	0	2.0
Interest Rate Swaps [Member] | Other Noncurrent Assets [Member]
Fair Value, Assets	35.8	42.3
Interest Rate Swaps [Member] | Other Noncurrent Liabilities [Member]
Fair Value, Liabilities	0	0
Foreign Exchange Contract on Inventory-Related Purchases [Member] | Prepaid Expenses And Other [Member]
Fair Value, Assets	1.9	1.4
Foreign Exchange Contract on Inventory-Related Purchases [Member] | Other Accrued Liabilities [Member]
Fair Value, Liabilities	0	2.0
Foreign Exchange Contracts on Intercompany Borrowings [Member] | Prepaid Expenses And Other [Member]
Fair Value, Assets	0.5	1.2
Foreign Exchange Contracts on Intercompany Borrowings [Member] | Other Accrued Liabilities [Member]
Fair Value, Liabilities	$ 0	$ 0